Convertible Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes

8. Convertible Promissory Notes

Outstanding balances for the four convertible promissory notes as of March 31, 2014 and December 31, 2013 are as follow:

Lender	Date of Note	Maturity Date	Loan Amount	Interest Rate (p.a.)	Convertible Number of stock	March 31, 2014	December 31, 2013

Vantage Associates SA	April 15, 2011	April 15, 2016	$150,000	5%	600,000	$150,000	$150,000
Empa Trading Ltd.	June 5, 2011	June 5, 2016	100,000	5%	400,000	100,000	100,000
First Capital A.G.	July 14, 2011	July 14, 2016	150,000	5%	600,000	150,000	150,000
First Capital A.G.	September 9, 2011	September 9, 2016	200,000	5%	800,000	200,000	200,000
Vantage Associates SA	September 9, 2011	September 9, 2016	200,000	5%	800,000	200,000	200,000
Vantage Associates SA	October 27, 2011	October 27, 2016	50,000	5%	200,000	50,000	50,000
First Capital A.G.	December 1, 2011	December 1, 2016	50,000	5%	200,000	50,000	50,000
First Capital A.G.	January 23, 2012	January 23, 2017	50 000	5%	200,000	50,000	50,000
First Capital A.G.	April 25, 2012	April 25,2014	100,000	5%	717,283	100,000	100,000
						$1,050,000	$1,050,000
					Less:
					Debt discount from beneficial conversion feature	299,742	367,425
						750,258	682,575

					Less:
					Current portion	95,631	60,703
					Non-current portion
						$654,627	$621,872

The debt discount was the beneficial conversion feature of the notes. It is being accreted as additional interest expense ratably over the term of the convertible notes.

Interest expenses for the three months ended March 31, 2014 and 2013 were $13,125 and $12,540 respectively.

Amortization of the beneficial conversion feature for the three months ended March 31, 2014 and 2013 were $75,437 and $112,522 respectively.

Except for the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, all the convertible promissory notes (the "Notes") are convertible upon the occurrence of the following events:

(1) At any time, prior to the maturity date, the Company and the holder of the notes may mutually agree on a date to convert in whole or in part the notes into shares of common stock of the Company on the following terms: Holder of the note will be issued share units comprising of:

(i)	one common share to be purchased at a price of $0.5, and
(ii)	one warrant that is convertible into one common share at a price of $1.00, and expires two years from the date of the Exchange Transaction is completed, and
(iii)	one warrant that is convertible into one common share at a price of $1.5, and expires three years from the date the Exchange Transaction is completed.

(2) Unless earlier converted into common stock mentioned above, if within twelve months of the date hereof the Company completes a Qualified Financing, as defined by the respective convertible promissory notes, the holder agrees to exchange the notes simultaneously with the initial closing of such Qualified Financing as follows:

(a) In the event of a debt Qualified Financing ("Qualified Debt Financing"), the Holder may at its option exchange in whole or in part this Note for a promissory note (or other evidence of indebtedness) in the same form and with the same terms and conditions as those issued in such Qualified Debt Financing and in a principal amount equal to the then outstanding Debt.

(b) In the event of an equity Qualified Financing ("Qualified Equity Financing"), the Holder may at its option convert the Debt into shares of capital stock of the same class and series and with the same rights, preferences and privileges as those issued in such Qualified Equity Financing, at a price per share equal to the purchase price paid by investors in such Qualified Equity Financing.

The convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, is convertible upon the occurrence of the following events:

(1) At any time, prior to the maturity date, the Company and the holder of the notes may mutually agree on a date to convert in whole or in part the notes into shares of common stock of the Company on the following terms: Holder of the note will be issued share units comprising of: (i) one common share to be purchased at a price of based on the moving average share price over the preceding 20 trading days, and (ii) one warrant that is convertible into one common share at a price based on the moving average share price over the preceding 20 trading days and expires two years from the date of the Exchange Transaction is completed, and (iii) one warrant that is convertible into one common share at a price based on the moving average share price over the preceding 20 trading days and expires three years from the date the Exchange Transaction is completed.

(2) Unless earlier converted into common stock mentioned above, if within twelve months of the date hereof the Company completes a Qualified Financing, as defined by the respective convertible promissory notes, the holder agrees to exchange the notes simultaneously with the initial closing of such Qualified Financing as follows:

(a) In the event of a debt Qualified Financing ("Qualified Debt Financing"), the Holder may at its option exchange in whole or in part this Note for a promissory note (or other evidence of indebtedness) in the same form and with the same terms and conditions as those issued in such Qualified Debt Financing and in a principal amount equal to the then outstanding Debt.

(b) In the event of an equity Qualified Financing ("Qualified Equity Financing"), the Holder may at its option convert the Debt into shares of capital stock of the same class and series and with the same rights, preferences and privileges as those issued in such Qualified Equity Financing, at a price per share equal to the purchase price paid by investors in such Qualified Equity Financing.

The fair value of the embedded conversion feature of these notes as at March 31, 2014 and December 31, 2013 were $356,700 and $384,598, respectively.

Except for the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, the fair value of the convertible notes was calculated using the Black-Scholes model with the following assumptions: expected life of 2 years, expected dividend rate of 0%, volatility of 181.9% and interest rate at 0.44% .

The fair value of the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, was calculated using the lattice valuation method as the conversion prices are variable for these notes.

The following assumptions provide information regarding the convertible promissory note of $100,000 issued to Fist Capital A.G. as of December 31, 2013:

December 31, 2013

Common stock issuable upon conversion	717,283
Market value of common stock on measurement date (1)	0.12
Adjusted Exercise price	0.14
Risk free interest rate (2)	0.07%
Term in year	0.32
Expected volatility (3)	208.6%
Expected dividend yield (4)	0%

(1)	The market value of common stock is the stock price at the close of trading on the date of December 31, 2013.

(2)	The risk-free interest rate was determined by management using the Treasury Bill rates with maturity from 3-month to 6-month as of December 31, 2013.

(3)	Expected volatility is based on average volatility of historical share trade information. The Company believes this method produces an estimate that is representative of the Company's expectations of future volatility over the expected term of the warrants.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Fair Value on a Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2014:

	Fair Value Measurements at March 31, 2014
Descriptions	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value as of March 31, 2014

Derivative warrant instruments	-	-	356,700	356,700

Total	-	-	356,700	356,700

8. Convertible Promissory Notes

Outstanding balances for the four convertible promissory notes as of December 31, 2013 and 2012 are as follow:

			Loan	Interest	Convertible	December 31,	December 31,
Lender	Date of Note	Maturity Date	Amount	Rate (p.a.)	Number of stock	2013	2012

Vantage Associates SA	April 15, 2011	April 15, 2016	$150,000	5%	600,000	$150,000	$150,000
Empa Trading Ltd.	June 5, 2011	June 5, 2016	100,000	5%	400,000	100,000	100,000
First Capital A.G.	July 14, 2011	July 14, 2016	150,000	5%	600,000	150,000	150,000
First Capital A.G.	September 9, 2011	September 9, 2016	200,000	5%	800,000	200,000	200,000
Vantage Associates SA	September 9, 2011	September 9, 2016	200,000	5%	800,000	200,000	200,000
Vantage Associates SA	October 27, 2011	October 27, 2016	50,000	5%	200,000	50,000	50,000
First Capital A.G.	December 1, 2011	December 1, 2016	50,000	5%	200,000	50,000	50,000
First Capital A.G.	January 23, 2012	January 23, 2017	50 000	5%	200,000	50,000	50,000
First Capital A.G.	April 25, 2012	April 25,2014	100,000	5%	717,283	100,000	100,000
Asher Enterprises, Inc.	July 27th, 2012	April 13th, 2013	63,000	8%	-	-	63,000
Asher Enterprises, Inc.	October 17,2012	July 17, 2013	$53,000	8%	-	-	53,000
						$1,050,000	$1,166,000
					Less: Debt discount from beneficial conversion feature	367,425	804,993
						682,575	361,007

					Less: Current portion	60,703	46,040

					Non-current portion	$621,872	$314,967

The debt discount was the beneficial conversion feature of the notes. It is being accreted as additional interest expense ratably over the term of the convertible notes.

Interest expenses for the years ended December 31, 2013 and 2012 were $42,025 and $122,268 respectively.

Amortization of the beneficial conversion feature for the year ended December 31, 2013 and 2012 were $504,195 and $340,816 respectively.

Except for the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, and the convertible promissory notes issued to Asher Enterprises, Inc., all the convertible promissory notes (the "Notes") are convertible upon the occurrence of the following events:

(1) At any time, prior to the maturity date, the Company and the holder of the notes may mutually agree on a date to convert in whole or in part the notes into shares of common stock of the Company on the following terms: Holder of the note will be issued share units comprising of:

(i)	one common share to be purchased at a price of $0.5, and

(ii)	one warrant that is convertible into one common share at a price of $1.00, and expires two years from the date of the Exchange Transaction is completed, and

(iii)	one warrant that is convertible into one common share at a price of $1.5, and expires three years from the date the Exchange Transaction is completed.

(2) Unless earlier converted into common stock mentioned above, if within twelve months of the date hereof the Company completes a Qualified Financing, as defined by the respective convertible promissory notes, the holder agrees to exchange the notes simultaneously with the initial closing of such Qualified Financing as follows:

(a) In the event of a debt Qualified Financing ("Qualified Debt Financing"), the Holder may at its option exchange in whole or in part this Note for a promissory note (or other evidence of indebtedness) in the same form and with the same terms and conditions as those issued in such Qualified Debt Financing and in a principal amount equal to the then outstanding Debt.

(b) In the event of an equity Qualified Financing ("Qualified Equity Financing"), the Holder may at its option convert the Debt into shares of capital stock of the same class and series and with the same rights, preferences and privileges as those issued in such Qualified Equity Financing, at a price per share equal to the purchase price paid by investors in such Qualified Equity Financing.

The convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, is convertible upon the occurrence of the following events:

(1) At any time, prior to the maturity date, the Company and the holder of the notes may mutually agree on a date to convert in whole or in part the notes into shares of common stock of the Company on the following terms: Holder of the note will be issued share units comprising of:

(i) one common share to be purchased at a price of based on the moving average share price over the preceding 20 trading days, and

(ii) one warrant that is convertible into one common share at a price based on the moving average share price over the preceding 20 trading days and expires two years from the date of the Exchange Transaction is completed, and
(iii) one warrant that is convertible into one common share at a price based on the moving average share price over the preceding 20 trading days and expires three years from the date the Exchange Transaction is completed.

(2) Unless earlier converted into common stock mentioned above, if within twelve months of the date hereof the Company completes a Qualified Financing, as defined by the respective convertible promissory notes, the holder agrees to exchange the notes simultaneously with the initial closing of such Qualified Financing as follows:

(a) In the event of a debt Qualified Financing ("Qualified Debt Financing"), the Holder may at its option exchange in whole or in part this Note for a promissory note (or other evidence of indebtedness) in the same form and with the same terms and conditions as those issued in such Qualified Debt Financing and in a principal amount equal to the then outstanding Debt.

(b) In the event of an equity Qualified Financing ("Qualified Equity Financing"), the Holder may at its option convert the Debt into shares of capital stock of the same class and series and with the same rights, preferences and privileges as those issued in such Qualified Equity Financing, at a price per share equal to the purchase price paid by investors in such Qualified Equity Financing.

The convertible promissory note issued to Asher Enterprises, Inc., is convertible upon the occurrence of the following events:

1)	At any time during the period beginning on the date which is 180 days following the date of the convertible promissory note, and ending on the later of the maturity date and the date of payment in default, the remaining outstanding principal amount shall convert into fully paid and non-assessable shares of the company's common stock. The conversion price shall equal the variable conversion price, which is 60% multiplied by the market price of the common stock, as defined in the promissory note agreement.

2)	In the event of a consolidation or merger with any other corporation (other than a merger in which the Company is the surviving corporation and its capital stock is unchanged), or asset sale, then the conversion price is subject to adjustment, as defined by the convertible promissory note agreement.

The fair value of the embedded conversion feature of these notes as at December 31, 2013 and 2012 was $384,598 and $423,480, respectively.

Except for the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, and the convertible promissory notes issued to Asher Enterprises, Inc., the fair value of the convertible notes was calculated using the Black-Scholes model with the following assumptions: expected life of 3 years, expected dividend rate of 0%, volatility of 208.6% and interest rate at 0.38% .

The fair value of the convertible promissory note of $100,000 issued to First Capital A.G. on April 25, 2012, and the convertible promissory notes issued to Asher Enterprises, Inc., was calculated using the lattice valuation method as the conversion prices are variable for these notes.

The following assumptions provide information regarding the convertible promissory note of $100,000 issued to Fist Capital A.G. as of December 31, 2013:

December 31, 2013

Common stock issuable upon conversion	717,283
Market value of common stock on measurement date (1)	0.12
Adjusted Exercise price	0.14
Risk free interest rate (2)	0.07%
Term in year	0.32
Expected volatility (3)	208.6%
Expected dividend yield (4)	0%

(1)	The market value of common stock is the stock price at the close of trading on the date of December 31, 2013.

(2)	The risk-free interest rate was determined by management using the Treasury Bill rates with maturity from 3-month to 6-month as of December 31, 2013.

(3)	Expected volatility is based on average volatility of historical share trade information. The Company believes this method produces an estimate that is representative of the Company's expectations of future volatility over the expected term of the warrants.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Fair Value on a Recurring Basis

The following table sets forth, by level within the fair value hierarchy, the Company's financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013:

	Fair Value Measurements at December 31, 2013
	Quoted Prices In		Significant
	Active Markets for	Significant Other	Unobservable	Total Carrying
	Identical Assets	Observable Inputs	Inputs	Value as of
Descriptions	(Level 1)	(Level 2)	(Level 3)	December 31, 2013

Derivative warrant instruments	-	-	384,598	384,598

Total	-	-	384,598	384,598